Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2017 and 2016, property and equipment consist of the following:

	December 31, 2017	December 31, 2016
Electronic equipment	$9,160,462	$6,123,356
Office furniture and equipment	2,205,517	1,978,542
Motor vehicles	650,842	609,853
Construction in progress	784,317	567,846
Computer software	470,761	258,802
Leasehold improvements	1,557,931	1,463,575
Total property and equipment	14,829,830	11,001,974

Accumulated depreciation	(8,762,492)	(6,640,998)

Property and equipment, net	$6,067,338	$4,360,976

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $1,852,152, $1,542,352, and $1,345,217, respectively.

For the year ended December 31, 2017, the Company acquired property and equipment on credit in the amount of $267,856, among which $15,539 is acquired through a related party. For the year ended December 31, 2016, the Company acquired property and equipment on credit in the amount of $672,715, among which $238,353 is acquired through a related party. See Note 12 for further discussion. For the year ended December 31, 2015, the Company acquired property and equipment on credit in the amount of $23,900.